Leases (Tables)	12 Months Ended
Sep. 25, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Future minimum lease payments under the noncancelable operating leases
Future minimum lease payments under the noncancelable operating leases as of September 25, 2021 are as follows (in thousands):

Total
Fiscal year 2022	$2,396
Fiscal year 2023	2,316
Fiscal year 2024	2,367
Fiscal year 2025	2,069
Fiscal year 2026 and thereafter	581

Total future minimum payments	$9,729